Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of income tax expenses [Abstract]
Current income tax provision			$ 259,955
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Total income tax expense (benefit)	$ (192,683)	$ (101,722)	$ 252,232